Assets pledged, collateral received and assets transferred - Recourse to transferred assets (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets, carrying value	£ 188,668	£ 179,162
Liabilities carry amount	(116,322)	(113,149)
Other [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets, carrying value	18,113	21,126
Liabilities carry amount	(12,005)	(14,094)
Other [member] | Recourse to transferred assets only [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets, carrying value	3,516	4,242
Liabilities carry amount	(2,918)	(4,234)
Transferred assets, fair value	3,678	4,334
Liabilities fair value	(2,922)	(4,218)
Net position	£ 756	£ 116